Other Real Estate and Other Assets Acquired in Settlement of Loans - Foreclosure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) property	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other Real Estate [Abstract]
Consumer mortgage loans in process of foreclosure	$ 100	$ 200
Provision for (release of) other real estate owned	$ 4,729	$ (29)	$ 965
Number of real estate properties, foreclosed | property	2